Note 9 - Share-based Payments - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Research and development expenses	$ 167	$ 101	$ 377
General and administrative expenses	140	76	102
Total	$ 307	$ 177	$ 479